Financial risk management - Analysis of financial instruments by remaining contractual maturities (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Financial risk management
Trade and other payables	$ 1,840,803	$ 947,836
Lease liabilities	714,884
Amount due to related parties	9,979,742	39,908,903
Liabilities due to customers	71,523,031	21,092,985
Non-derivative financial liabilities	84,058,460	61,949,724
Trade and other payables	1,840,803	947,836
Lease liabilities	750,579
Amount due to related parties	9,979,742	39,908,903
Liabilities due to customers	71,523,031	21,092,985
Non-derivative financial liabilities	84,094,155	61,949,724
On demand or within 1 year
Financial risk management
Trade and other payables	1,840,803	947,836
Lease liabilities	250,193
Amount due to related parties	9,979,742	39,908,903
Liabilities due to customers	71,523,031	21,092,985
Non-derivative financial liabilities	83,593,769	$ 61,949,724
Within 2 to 5 years
Financial risk management
Lease liabilities	500,386
Non-derivative financial liabilities	$ 500,386